Class A Ordinary Shares Subject to Possible Redemption	6 Months Ended
Jun. 30, 2022
Temporary Equity Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7 — Class A Ordinary Shares Subject to Possible Redemption
Class
 A Ordinary Shares
— The Company is authorized to issue up to 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. At each of June 30, 2022 and December 31, 2021 there were 34,500,000 issued and outstanding. Of the 34,500,000 issued and outstanding Class A ordinary shares, 34,500,000 shares are subject to possible redemption at June 30, 2022 and December 31, 2021 and, therefore, classified outside of permanent equity. At June 30, 2022 and December 31,
2021
, all Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed balance sheets.